Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease cost
	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Finance lease cost:
Amortization of right-of-use assets	31	-	-
Interest on lease liabilities	8	-	-
Operating lease cost:
Fixed rent expense	567	561	481
Short-term lease cost	63	61	54
Net lease cost	669	622	535
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	669	622	535
Net lease cost	669	622	535

Cash and non-cash lease activities
As at December 31,
USD'000	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	47
Operating cash flows from operating leases	550
Financing cash flows from finance leases	8
Non-cash investing and financing activities :
Net lease cost	669
Additions to ROU assets obtained from:
New finance lease liabilities*	321
New operating lease liabilities*	3,768

*In line with the new standard ASC 842 “Leases” and its transition guidance, we considered all leases as new leases in 2019.

Future minimum annual lease payments
	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2020	578	13	114	705
2021	540	-	114	654
2022	370	-	57	427
2023	294	-	-	294
2024 and beyond	1,337	-	-	1,337
Total future minimum operating and short-term lease payments	3,119	13	285	3,417
Less effects of discounting	(340)	-	(13)	(353)
Less effects of practical expedient	-	(13)	-	(13)
Lease liabilities recognized	2,779	-	272	3,051

Future minimum lease payments
Year	USD'000
2020	705
2021	654
2022	427
2023	294
2024 and beyond	1,337
Total future minimum operating and short-term lease payments	3,417